Distribution Date:	02/15/24	JPMDB Commercial Mortgage Securities Trust 2020-COR7
Determination Date:	02/09/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2020-COR7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46652JAS1	1.066400%	13,360,000.00	4,598,146.51	251,455.89	4,086.22	0.00	0.00	255,542.11	4,346,690.62	30.38%	30.00%
A-2	46652JAT9	2.214700%	49,250,000.00	49,250,000.00	0.00	90,894.98	0.00	0.00	90,894.98	49,250,000.00	30.38%	30.00%
A-3	46652JAU6	1.806400%	80,800,000.00	80,800,000.00	0.00	121,630.93	0.00	0.00	121,630.93	80,800,000.00	30.38%	30.00%
A-4	46652JAV4	1.915200%	145,000,000.00	145,000,000.00	0.00	231,420.00	0.00	0.00	231,420.00	145,000,000.00	30.38%	30.00%
A-5	46652JAW2	2.179800%	193,813,000.00	193,813,000.00	0.00	352,061.31	0.00	0.00	352,061.31	193,813,000.00	30.38%	30.00%
A-SB	46652JAX0	2.050800%	26,960,000.00	26,960,000.00	0.00	46,074.64	0.00	0.00	46,074.64	26,960,000.00	30.38%	30.00%
A-S	46652JBA9	2.536100%	56,374,000.00	56,374,000.00	0.00	119,141.75	0.00	0.00	119,141.75	56,374,000.00	22.53%	22.25%
B	46652JBB7	3.293700%	25,460,000.00	25,460,000.00	0.00	69,881.34	0.00	0.00	69,881.34	25,460,000.00	18.99%	18.75%
C	46652JBC5	3.721931%	37,279,000.00	37,279,000.00	0.00	115,624.87	0.00	0.00	115,624.87	37,279,000.00	13.80%	13.63%
D	46652JAC6	1.750000%	22,732,000.00	22,732,000.00	0.00	33,150.83	0.00	0.00	33,150.83	22,732,000.00	10.63%	10.50%
E	46652JAE2	1.750000%	8,001,000.00	8,001,000.00	0.00	11,668.13	0.00	0.00	11,668.13	8,001,000.00	9.52%	9.40%
F-RR	46652JAG7	3.721931%	14,730,000.00	14,730,000.00	0.00	45,686.70	0.00	0.00	45,686.70	14,730,000.00	7.47%	7.38%
G-RR	46652JAJ1	3.721931%	15,457,000.00	15,457,000.00	0.00	47,941.57	0.00	0.00	47,941.57	15,457,000.00	5.32%	5.25%
H-RR	46652JAL6	3.721931%	7,274,000.00	7,274,000.00	0.00	22,561.10	0.00	0.00	22,561.10	7,274,000.00	4.30%	4.25%
NR-RR*	46652JAN2	3.721931%	30,915,614.00	30,915,614.00	0.00	87,237.78	0.00	0.00	87,237.78	30,915,614.00	0.00%	0.00%
R	46652JAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			727,405,614.00	718,643,760.51	251,455.89	1,399,062.15	0.00	0.00	1,650,518.04	718,392,304.62

X-A	46652JAY8	1.641503%	565,557,000.00	556,795,146.51	0.00	761,650.87	0.00	0.00	761,650.87	556,543,690.62
X-B	46652JAZ5	0.428231%	25,460,000.00	25,460,000.00	0.00	9,085.62	0.00	0.00	9,085.62	25,460,000.00
X-D	46652JAA0	1.971931%	30,733,000.00	30,733,000.00	0.00	50,502.78	0.00	0.00	50,502.78	30,733,000.00
Notional SubTotal			621,750,000.00	612,988,146.51	0.00	821,239.27	0.00	0.00	821,239.27	612,736,690.62

Deal Distribution Total					251,455.89	2,220,301.42	0.00	0.00	2,471,757.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46652JAS1	344.17264296	18.82154865	0.30585479	0.00000000	0.00000000	0.00000000	0.00000000	19.12740344	325.35109431
A-2	46652JAT9	1,000.00000000	0.00000000	1.84558335	0.00000000	0.00000000	0.00000000	0.00000000	1.84558335	1,000.00000000
A-3	46652JAU6	1,000.00000000	0.00000000	1.50533329	0.00000000	0.00000000	0.00000000	0.00000000	1.50533329	1,000.00000000
A-4	46652JAV4	1,000.00000000	0.00000000	1.59600000	0.00000000	0.00000000	0.00000000	0.00000000	1.59600000	1,000.00000000
A-5	46652JAW2	1,000.00000000	0.00000000	1.81649998	0.00000000	0.00000000	0.00000000	0.00000000	1.81649998	1,000.00000000
A-SB	46652JAX0	1,000.00000000	0.00000000	1.70900000	0.00000000	0.00000000	0.00000000	0.00000000	1.70900000	1,000.00000000
A-S	46652JBA9	1,000.00000000	0.00000000	2.11341665	0.00000000	0.00000000	0.00000000	0.00000000	2.11341665	1,000.00000000
B	46652JBB7	1,000.00000000	0.00000000	2.74475020	0.00000000	0.00000000	0.00000000	0.00000000	2.74475020	1,000.00000000
C	46652JBC5	1,000.00000000	0.00000000	3.10160868	0.00000000	0.00000000	0.00000000	0.00000000	3.10160868	1,000.00000000
D	46652JAC6	1,000.00000000	0.00000000	1.45833319	0.00000000	0.00000000	0.00000000	0.00000000	1.45833319	1,000.00000000
E	46652JAE2	1,000.00000000	0.00000000	1.45833396	0.00000000	0.00000000	0.00000000	0.00000000	1.45833396	1,000.00000000
F-RR	46652JAG7	1,000.00000000	0.00000000	3.10160896	0.00000000	0.00000000	0.00000000	0.00000000	3.10160896	1,000.00000000
G-RR	46652JAJ1	1,000.00000000	0.00000000	3.10160898	0.00000000	0.00000000	0.00000000	0.00000000	3.10160898	1,000.00000000
H-RR	46652JAL6	1,000.00000000	0.00000000	3.10160847	0.00000000	0.00000000	0.00000000	0.00000000	3.10160847	1,000.00000000
NR-RR	46652JAN2	1,000.00000000	0.00000000	2.82180325	0.27980554	0.82648173	0.00000000	0.00000000	2.82180325	1,000.00000000
R	46652JAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46652JAY8	984.50756778	0.00000000	1.34672698	0.00000000	0.00000000	0.00000000	0.00000000	1.34672698	984.06295143
X-B	46652JAZ5	1,000.00000000	0.00000000	0.35685860	0.00000000	0.00000000	0.00000000	0.00000000	0.35685860	1,000.00000000
X-D	46652JAA0	1,000.00000000	0.00000000	1.64327531	0.00000000	0.00000000	0.00000000	0.00000000	1.64327531	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/24 - 01/30/24	30	0.00	4,086.22	0.00	4,086.22	0.00	0.00	0.00	4,086.22	0.00
A-2	01/01/24 - 01/30/24	30	0.00	90,894.98	0.00	90,894.98	0.00	0.00	0.00	90,894.98	0.00
A-3	01/01/24 - 01/30/24	30	0.00	121,630.93	0.00	121,630.93	0.00	0.00	0.00	121,630.93	0.00
A-4	01/01/24 - 01/30/24	30	0.00	231,420.00	0.00	231,420.00	0.00	0.00	0.00	231,420.00	0.00
A-5	01/01/24 - 01/30/24	30	0.00	352,061.31	0.00	352,061.31	0.00	0.00	0.00	352,061.31	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	46,074.64	0.00	46,074.64	0.00	0.00	0.00	46,074.64	0.00
X-A	01/01/24 - 01/30/24	30	0.00	761,650.87	0.00	761,650.87	0.00	0.00	0.00	761,650.87	0.00
X-B	01/01/24 - 01/30/24	30	0.00	9,085.62	0.00	9,085.62	0.00	0.00	0.00	9,085.62	0.00
X-D	01/01/24 - 01/30/24	30	0.00	50,502.78	0.00	50,502.78	0.00	0.00	0.00	50,502.78	0.00
A-S	01/01/24 - 01/30/24	30	0.00	119,141.75	0.00	119,141.75	0.00	0.00	0.00	119,141.75	0.00
B	01/01/24 - 01/30/24	30	0.00	69,881.34	0.00	69,881.34	0.00	0.00	0.00	69,881.34	0.00
C	01/01/24 - 01/30/24	30	0.00	115,624.87	0.00	115,624.87	0.00	0.00	0.00	115,624.87	0.00
D	01/01/24 - 01/30/24	30	0.00	33,150.83	0.00	33,150.83	0.00	0.00	0.00	33,150.83	0.00
E	01/01/24 - 01/30/24	30	0.00	11,668.13	0.00	11,668.13	0.00	0.00	0.00	11,668.13	0.00
F-RR	01/01/24 - 01/30/24	30	0.00	45,686.70	0.00	45,686.70	0.00	0.00	0.00	45,686.70	0.00
G-RR	01/01/24 - 01/30/24	30	0.00	47,941.57	0.00	47,941.57	0.00	0.00	0.00	47,941.57	0.00
H-RR	01/01/24 - 01/30/24	30	0.00	22,561.10	0.00	22,561.10	0.00	0.00	0.00	22,561.10	0.00
NR-RR	01/01/24 - 01/30/24	30	16,848.57	95,888.14	0.00	95,888.14	8,650.36	0.00	0.00	87,237.78	25,551.19
Totals			16,848.57	2,228,951.78	0.00	2,228,951.78	8,650.36	0.00	0.00	2,220,301.42	25,551.19

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,471,757.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,314,045.39	Master Servicing Fee	2,696.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,343.03
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	309.42
ARD Interest	0.00	Operating Advisor Fee	1,199.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	247.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,314,045.39	Total Fees	10,795.24

Principal		Expenses/Reimbursements
Scheduled Principal	251,455.89	Reimbursement for Interest on Advances	(6.37)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,656.73
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	251,455.89	Total Expenses/Reimbursements	8,650.36

		Interest Reserve Deposit	74,298.39

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,220,301.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	251,455.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,471,757.31
Total Funds Collected	2,565,501.28	Total Funds Distributed	2,565,501.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	718,643,760.68	718,643,760.68	Beginning Certificate Balance	718,643,760.51
(-) Scheduled Principal Collections	251,455.89	251,455.89	(-) Principal Distributions	251,455.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	718,392,304.79	718,392,304.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	718,643,760.68	718,643,760.68	Ending Certificate Balance	718,392,304.62
Ending Actual Collateral Balance	718,392,304.79	718,392,304.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.17)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.17)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP	Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP
	9,999,999 or less	12	81,347,273.67	11.32%	67	3.9517	2.215660	1.49 or less	6	161,129,126.08	22.43%	70	4.3526	1.366202
10,000,000 to 19,999,999		11	152,612,818.78	21.24%	52	3.6406	2.510282	1.50 to 1.99	11	174,656,077.87	24.31%	58	3.8385	1.814717
20,000,000 to 29,999,999		11	237,400,000.00	33.05%	65	3.3615	2.871647	2.00 to 2.49	7	99,638,948.33	13.87%	57	3.6425	2.398033
30,000,000 to 39,999,999		5	162,932,212.34	22.68%	63	4.0884	2.075372	2.50 to 2.99	7	107,968,152.51	15.03%	72	3.6234	2.742257
	40,000,000 or greater	1	69,000,000.00	9.60%	72	4.1930	1.470000	3.00 or greater	9	159,900,000.00	22.26%	57	3.1560	3.830788
	Totals	41	718,392,304.79	100.00%	63	3.7393	2.390630	Totals	41	718,392,304.79	100.00%	63	3.7393	2.390630
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP	Washington, DC	1	1,817,096.88	0.25%	73	4.1700	1.380000
Alabama	2	7,359,450.39	1.02%	73	4.1424	1.385143	Totals	149	718,392,304.79	100.00%	63	3.7393	2.390630
Arizona	1	15,000,000.00	2.09%	12	3.3500	4.620000
									Property Type³
California	26	280,354,288.37	39.03%	56	3.6868	2.218226
Florida	2	24,494,054.55	3.41%	67	4.1520	1.829089		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	1,975,000.00	0.27%	71	3.8600	1.670000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	19	46,081,349.46	6.41%	58	3.5189	2.881484	Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP
Indiana	1	782,840.68	0.11%	71	3.9550	1.420000	Industrial	67	79,111,701.72	11.01%	45	3.5627	3.108571
Kansas	1	554,161.41	0.08%	32	3.5500	3.570000	Mixed Use	3	85,550,000.00	11.91%	73	3.3444	2.760427
Kentucky	9	5,533,423.45	0.77%	43	3.6689	2.938681	Mobile Home Park	1	5,700,000.00	0.79%	73	4.1360	2.320000
Maryland	1	754,602.77	0.11%	32	3.5500	3.570000	Multi-Family	1	8,318,152.51	1.16%	73	3.6500	2.860000
Massachusetts	1	10,000,000.00	1.39%	72	3.1100	4.630000	Office	53	600,639,001.62	83.61%	62	3.7874	2.395301
Minnesota	7	2,963,387.98	0.41%	32	3.5500	3.570000	Other	13	24,717,265.68	3.44%	66	3.5015	1.802814
Mississippi	2	3,976,126.02	0.55%	71	3.9060	1.548894	Retail	10	27,134,951.28	3.78%	73	3.7652	2.039773
Nevada	1	13,138,384.23	1.83%	73	4.0070	1.730000	Totals	149	718,392,304.79	100.00%	63	3.7393	2.390630
New Jersey	3	3,120,596.90	0.43%	32	3.5500	3.570000
New York	4	178,368,152.51	24.83%	71	3.1108	3.290242
North Carolina	2	35,180,902.92	4.90%	70	3.7048	1.821039
Ohio	7	2,523,181.46	0.35%	38	3.6074	3.265265
Pennsylvania	6	44,705,028.80	6.22%	69	3.6352	1.527597
South Carolina	2	22,300,000.00	3.10%	73	3.6996	2.377848
Texas	6	14,416,645.65	2.01%	59	4.3464	2.045373
Utah	1	34,500,000.00	4.80%	73	4.2420	2.570000
Virginia	41	75,572,398.37	10.52%	55	4.9125	1.880511
Washington	1	5,700,000.00	0.79%	73	4.1360	2.320000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP	Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP
	3.00000% or less	4	77,500,000.00	10.79%	71	2.8481	3.752581	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00001% to 3.50000%	10	151,198,011.01	21.05%	65	3.3439	3.011912	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50001% to 4.00000%	15	257,722,123.73	35.87%	53	3.6808	2.174782	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	8	166,712,818.78	23.21%	72	4.1775	1.822359	37 months to 48 months	24	467,148,533.72	65.03%	60	3.6746	2.472577
	4.50001% or greater	3	50,159,351.27	6.98%	62	5.1664	1.477752	49 months or greater	16	236,143,771.07	32.87%	68	3.8704	2.242627
	Totals	41	718,392,304.79	100.00%	63	3.7393	2.390630	Totals	41	718,392,304.79	100.00%	63	3.7393	2.390630
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP	Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP
	84 months or less	40	703,292,304.79	97.90%	63	3.7403	2.395367	Interest Only	23	408,500,000.00	56.86%	57	3.5053	2.879757
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	17	294,792,304.79	41.04%	71	4.0660	1.724138
	Totals	41	718,392,304.79	100.00%	63	3.7393	2.390630	Totals	41	718,392,304.79	100.00%	63	3.7393	2.390630
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	15,100,000.00	2.10%	73	3.6900	NAP			No outstanding loans in this group
Underwriter's Information		11	164,284,574.66	22.87%	59	4.0192	2.352751
	12 months or less	29	539,007,730.13	75.03%	63	3.6553	2.408356
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	718,392,304.79	100.00%	63	3.7393	2.390630
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30504828	OF	Various	CA	Actual/360	4.193%	249,134.08	0.00	0.00	N/A	02/06/30	--	69,000,000.00	69,000,000.00	02/06/24
2A1-C4-B	30318175	OF	New York	NY	Actual/360	2.990%	25,747.22	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	01/06/24
2A2-C2-B	30318176	OF	New York	NY	Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	01/06/24
2A3-C7	30318177	OF	New York	NY	Actual/360	2.990%	70,804.86	0.00	0.00	N/A	12/06/29	--	27,500,000.00	27,500,000.00	01/06/24
3A1	30318178	OF	Campbell	CA	Actual/360	3.690%	63,550.00	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	02/06/24
3A4	30318181	OF	Campbell	CA	Actual/360	3.690%	74,353.50	0.00	0.00	N/A	03/06/27	--	23,400,000.00	23,400,000.00	02/06/24
4A2	30502638	OF	Various	VA	Actual/360	5.300%	140,843.03	40,343.82	0.00	N/A	04/06/29	--	30,860,311.10	30,819,967.28	02/06/24
4A6	30502642	OF	Various	VA	Actual/360	5.300%	42,679.71	12,225.40	0.00	N/A	04/06/29	--	9,351,609.39	9,339,383.99	02/06/24
5A1-6	30318182	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	01/06/24
5A1-7	30318183	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	01/06/24
6A1-A5	30505868	Various Various		Various	Actual/360	3.550%	91,708.33	0.00	0.00	N/A	10/09/26	--	30,000,000.00	30,000,000.00	02/09/24
6A1-A8	30505871	IN	Various	Various	Actual/360	3.550%	22,621.39	0.00	0.00	N/A	10/09/26	--	7,400,000.00	7,400,000.00	02/09/24
7	30504435	OF	Charlotte	NC	Actual/360	3.693%	107,021.03	60,837.78	0.00	N/A	12/06/29	--	33,653,531.42	33,592,693.64	02/06/24
8	30505198	OF	Pittsburgh	PA	Actual/360	3.700%	108,561.13	53,688.62	0.00	N/A	03/01/30	--	34,073,240.04	34,019,551.42	02/01/24
9	30505080	OF	Midvale	UT	Actual/360	4.242%	126,022.75	0.00	0.00	N/A	03/06/30	--	34,500,000.00	34,500,000.00	02/06/24
10A1-F	30505809	OF	San Francisco	CA	Actual/360	3.522%	55,237.70	0.00	0.00	N/A	03/10/25	--	18,213,750.00	18,213,750.00	02/10/24
11A2-F	30505812	OF	San Francisco	CA	Actual/360	3.522%	47,121.53	0.00	0.00	N/A	03/10/25	--	15,536,250.00	15,536,250.00	02/10/24
12A2	30504432	98	Los Angeles	CA	Actual/360	3.500%	72,333.33	0.00	0.00	N/A	09/06/29	--	24,000,000.00	24,000,000.00	02/06/24
13	30503529	OF	Sunrise	FL	Actual/360	4.150%	78,619.44	0.00	0.00	N/A	08/01/29	--	22,000,000.00	22,000,000.00	02/01/24
14	30504889	MU	Columbia	SC	Actual/360	3.686%	65,059.31	0.00	0.00	N/A	03/06/30	--	20,500,000.00	20,500,000.00	02/06/24
15A9	30318184	OF	Los Angeles	CA	Actual/360	2.440%	42,022.22	0.00	0.00	N/A	04/01/30	--	20,000,000.00	20,000,000.00	01/01/24
16A1-C5	30318185	OF	Sunnyvale	CA	Actual/360	3.490%	60,105.56	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	02/06/24
17	30318186	OF	Panorama City	CA	Actual/360	3.985%	63,483.26	0.00	0.00	N/A	03/06/30	--	18,500,000.00	18,500,000.00	02/06/24
18	30504825	OF	Roseville	CA	Actual/360	3.470%	54,532.01	0.00	0.00	N/A	02/06/30	--	18,250,000.00	18,250,000.00	02/06/24
19A5	30530027	Various Various		Various	Actual/360	3.379%	38,553.45	0.00	0.00	N/A	11/06/29	--	13,250,000.00	13,250,000.00	02/06/24
19A7	30530029	IN	Rockford	IL	Actual/360	3.379%	10,183.93	0.00	0.00	N/A	11/06/29	--	3,500,000.00	3,500,000.00	02/06/24
20	30505143	MU	Los Angeles	CA	Actual/360	3.690%	47,980.25	0.00	0.00	N/A	03/01/30	--	15,100,000.00	15,100,000.00	02/01/24
21A3	30505956	OF	Phoenix	AZ	Actual/360	3.350%	43,270.83	0.00	0.00	N/A	02/05/25	--	15,000,000.00	15,000,000.00	02/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	30504849	OF	Henderson	NV	Actual/360	4.007%	45,405.31	20,772.61	0.00	N/A	03/06/30	--	13,159,156.84	13,138,384.23	02/06/24
23	30318187	Various Various		Various	Actual/360	4.170%	38,568.66	16,431.69	0.00	N/A	03/06/30	--	10,740,866.24	10,724,434.55	02/06/24
24A3-2	30505243	OF	Framingham	MA	Actual/360	3.110%	26,780.56	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	02/06/24
25A3	30504373	OF	Houston	TX	Actual/360	4.630%	39,869.44	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	02/06/24
26	30318188	MF	Depew	NY	Actual/360	3.650%	26,188.63	14,067.81	0.00	N/A	03/06/30	--	8,332,220.32	8,318,152.51	02/06/24
27	30530091	RT	St Charles	IL	Actual/360	3.750%	27,125.00	0.00	0.00	N/A	04/06/30	--	8,400,000.00	8,400,000.00	02/06/24
28	30504560	OF	Various	Various	Actual/360	3.860%	26,674.21	0.00	0.00	N/A	01/06/30	--	8,025,000.00	8,025,000.00	02/06/24
29	30530090	RT	Plainfield	IL	Actual/360	3.350%	20,803.41	13,572.25	0.00	N/A	04/06/30	--	7,211,583.26	7,198,011.01	02/06/24
30A3	30530095	RT	Various	Various	Actual/360	3.955%	24,646.17	10,965.68	0.00	N/A	01/06/30	--	7,236,754.52	7,225,788.84	02/06/24
31	30504127	OF	Emeryville	CA	Actual/360	4.179%	23,750.65	0.00	0.00	N/A	12/06/29	--	6,600,000.00	6,600,000.00	02/06/24
32	30504796	MH	Everett	WA	Actual/360	4.136%	20,300.87	0.00	0.00	N/A	03/06/30	--	5,700,000.00	5,700,000.00	02/06/24
33	30505113	MU	Brooklyn	NY	Actual/360	4.150%	18,046.74	0.00	0.00	N/A	03/01/30	--	5,050,000.00	5,050,000.00	02/01/24
34	30504409	IN	Schaumburg	IL	Actual/360	3.534%	13,997.01	8,550.23	0.00	N/A	12/06/29	--	4,599,487.55	4,590,937.32	02/06/24
Totals							2,314,045.39	251,455.89	0.00				718,643,760.68	718,392,304.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,835,074.51	5,012,615.66	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C4-B	104,104,845.00	105,661,326.70	01/01/23	09/30/23	--	0.00	0.00	25,725.70	25,725.70	0.00	0.00
2A2-C2-B	104,104,845.00	105,661,326.70	01/01/23	09/30/23	--	0.00	0.00	51,451.38	51,451.38	0.00	0.00
2A3-C7	104,104,845.00	105,661,326.70	01/01/23	09/30/23	--	0.00	0.00	70,745.66	70,745.66	0.00	0.00
3A1	7,683,631.94	7,384,009.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	7,683,631.94	7,384,009.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	13,090,470.02	11,380,167.11	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	13,090,470.02	11,380,167.11	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1-6	50,287,567.00	52,347,113.01	01/01/23	09/30/23	--	0.00	0.00	54,379.16	54,379.16	0.00	0.00
5A1-7	50,287,567.00	52,347,113.01	01/01/23	09/30/23	--	0.00	0.00	54,379.16	54,379.16	0.00	0.00
6A1-A5	52,995,485.54	54,753,562.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-A8	52,995,485.54	54,753,562.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,903,100.61	4,206,662.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,409,863.72	2,534,110.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,093,874.17	4,185,937.56	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-F	26,411,381.16	26,572,077.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2-F	22,525,980.88	22,492,226.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	4,847,952.08	5,004,294.90	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,846,672.93	1,916,233.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,101,538.68	2,117,481.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15A9	63,975,462.00	62,738,354.00	07/01/22	06/30/23	--	0.00	0.00	41,979.16	41,979.16	0.00	0.00
16A1-C5	60,971,189.40	59,921,994.68	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,502,247.67	1,530,556.20	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,806,947.22	1,649,616.54	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19A5	10,621,685.08	10,806,838.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A7	10,621,685.08	10,806,838.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21A3	14,698,552.46	15,031,930.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,234,603.02	1,434,762.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	934,796.27	936,965.23	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A3-2	13,140,705.00	13,436,080.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25A3	3,360,000.00	3,360,000.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,225,706.73	1,454,288.41	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	978,433.40	916,386.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	771,324.48	808,314.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	997,532.83	1,106,358.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30A3	3,978,413.27	3,781,039.88	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	569,227.55	589,711.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	559,716.79	560,000.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	351,554.83	360,234.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	514,581.93	1,299,813.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	826,218,647.75	835,285,407.09				0.00	0.00	298,660.22	298,660.22	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.739258%	3.721814%	63
01/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.739375%	3.721931%	64
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.739491%	3.722046%	65
11/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.739621%	3.722175%	66
10/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.739735%	3.722290%	67
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.739863%	3.722417%	68
08/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.739977%	3.722530%	69
07/14/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.740089%	3.722643%	70
06/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.740216%	3.722769%	71
05/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.740327%	3.722880%	72
04/14/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.740452%	3.723004%	73
03/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.740562%	3.723114%	74
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1-C4-B	30318175	01/06/24	0	B	25,725.70	25,725.70	0.00	10,000,000.00
2A2-C2-B	30318176	01/06/24	0	B	51,451.38	51,451.38	0.00	20,000,000.00
2A3-C7	30318177	01/06/24	0	B	70,745.66	70,745.66	0.00	27,500,000.00
5A1-6	30318182	01/06/24	0	B	54,379.16	54,379.16	0.00	20,000,000.00
5A1-7	30318183	01/06/24	0	B	54,379.16	54,379.16	0.00	20,000,000.00
15A9	30318184	01/01/24	0	B	41,979.16	41,979.16	0.00	20,000,000.00
Totals					298,660.22	298,660.22	0.00	117,500,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		15,000,000	15,000,000	0		0
13 - 24 Months		33,750,000	33,750,000	0		0
25 - 36 Months		37,400,000	37,400,000	0		0
37 - 48 Months		43,400,000	43,400,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		588,842,305	588,842,305	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	718,392,305	718,392,305	0	0	0	0
Jan-24	718,643,761	718,643,761	0	0	0	0
Dec-23	718,894,322	718,894,322	0	0	0	0
Nov-23	719,162,718	719,162,718	0	0	0	0
Oct-23	719,411,430	719,411,430	0	0	0	0
Sep-23	719,678,042	719,678,042	0	0	0	0
Aug-23	719,924,918	719,924,918	0	0	0	0
Jul-23	720,170,916	720,170,916	0	0	0	0
Jun-23	720,434,912	720,434,912	0	0	0	0
May-23	720,679,094	720,679,094	0	0	0	0
Apr-23	720,941,337	720,941,337	0	0	0	0
Mar-23	721,183,716	721,183,716	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4A2	30502638	30,819,967.28	30,819,967.28	185,200,000.00	01/07/19	14,283,130.21	1.40000	--	04/06/29	301
4A6	30502642	9,339,383.99	9,339,383.99	185,200,000.00	01/07/19	14,283,130.21	1.40000	--	04/06/29	301
Totals		40,159,351.27	40,159,351.27	370,400,000.00		28,566,260.42

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4A2	30502638	OF	VA	11/13/23	1

02/05/24 Loan transferred to Special Servicing 11/13/2023 due to Borrower request for modification. The Loan is secured by the Hampton Roads Office Portfolio which is comprised of 16 office buildings and six office/industrial flex buildings totaling 1.32 million sf located in Chesapeake, Virginia Beach, and Hampton, Virginia. Information is being collected and Borrower’s proposal is being evaluated.

4A6	30502642	OF	VA	11/13/23	1

02/05/24 Loan transferred to Special Servicing 11/13/2023 due to Borrower request for modification. The Loan is secured by the Hampton Roads Office Portfolio which is comprised of 16 office buildings and six office/industrial flex buildings totaling 1.32 million sf located in Chesapeake, Virginia Beach, and Hampton, Virginia. Information is being collected and Borrower’s proposal is being evaluated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A2	30502638	32,460,520.23	5.30000%	32,460,520.23 5.30000%		8	08/04/20	08/06/20	08/17/20
4A6	30502642	9,836,521.27	5.30000%	9,836,521.27 5.30000%		8	08/04/20	08/06/20	08/17/20
8	30505198	0.00	3.70000%	0.00	3.70000%	8	06/24/21	06/24/21	06/30/21
Totals		42,297,041.50		42,297,041.50
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4A2	0.00	0.00	6,643.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A6	0.00	0.00	2,013.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(6.37)	0.00	0.00	0.00
Total	0.00	0.00	8,656.73	0.00	0.00	0.00	0.00	0.00	(6.37)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,650.36

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Supplemental Notes
None

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